Financial risk management (Details 9) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Later than one year [member]
IfrsStatementLineItems [Line Items]
Expected realization	$ (5,773)
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Expected realization	(5,931)
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Expected realization	(4,066)
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Expected realization	(3,492)
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Expected realization	(855)
Later than five years [member]
IfrsStatementLineItems [Line Items]
Expected realization	(857)
Average [Member]
IfrsStatementLineItems [Line Items]
Expected realization	$ (20,974)